PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.4%
Communication Services — 15.1%
IMAX Corp. (Canada)*	69,000	$779,010
Perion Network Ltd. (Israel)*	113,735	676,723
QuinStreet, Inc.*	154,112	1,799,258

		3,254,991

Consumer Discretionary — 19.3%
Everi Holdings, Inc.*	95,206	540,770
Fiesta Restaurant Group, Inc.*	99,455	644,468
Gildan Activewear, Inc. (Canada)	19,915	353,690
Motorcar Parts of America, Inc.*	70,108	1,166,948
Stoneridge, Inc.*	23,745	491,996
Target Hospitality Corp.*	210,264	300,678
Visteon Corp.*	9,075	658,936

		4,157,486

Financials — 39.8%
Capstar Financial Holdings, Inc.	26,165	265,575
Community Financial Corp. (The)	16,885	380,250
ECN Capital Corp. (Canada)	533,700	1,867,950
First Northwest Bancorp	39,895	408,924
HomeTrust Bancshares, Inc.	11,700	168,714
Jefferies Financial Group, Inc.	49,805	806,841
KKR & Co., Inc.	38,530	1,362,806
Northrim BanCorp, Inc.	8,725	200,850
Raymond James Financial, Inc.	7,675	533,259

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
SmartFinancial, Inc.	34,509	$492,098
StoneX Group, Inc.*	26,971	1,415,438
Synovus Financial Corp.	22,114	445,597
WSFS Financial Corp.	8,781	250,522

		8,598,824

Health Care — 2.9%
Lantheus Holdings, Inc.*	14,240	191,955
Zimmer Biomet Holdings, Inc.	3,255	438,969

		630,924

Industrials — 6.6%
Air Transport Services Group, Inc.*	36,665	893,526
Barrett Business Services, Inc.	10,300	542,604

		1,436,130

Information Technology — 8.6%
Asure Software, Inc.*	111,075	716,434
Information Services Group, Inc.*	342,226	701,563
Verint Systems, Inc.*	9,760	438,126

		1,856,123

Materials — 7.1%
Celanese Corp.	4,535	440,802
Tronox Holdings PLC (United Kingdom), Class A	142,030	1,082,269

		1,523,071

TOTAL COMMON STOCKS (Cost $17,718,409)		21,457,549

See accompanying Notes to the Quarterly Portfolio of Investments.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

Value

TOTAL INVESTMENTS - 99.4% (Cost $17,718,409)	$21,457,549
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	124,142

NET ASSETS - 100.0%	$21,581,691

*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$21,457,549	$21,457,549	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$17,718,409

Gross unrealized appreciation	$6,333,901
Gross unrealized depreciation	(2,594,761)

Net unrealized appreciation	$3,739,140

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.